Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000099049 [Member] | Astra International Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Bumi Resources Minerals Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Jiangxi Copper Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | Aluminum Corp of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099049 [Member] | JPMorgan Chase And Co Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099049 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | China Hongqiao Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Industrias Penoles S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000099049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000099049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000099049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000099049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000099049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000099049 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099050 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099050 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | SSAB AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | ACS Actividades de Construccion y Servicios S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | UNIQA Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000099050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000099050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000099050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000099050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000099050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000099050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099051 [Member] | Industrias Penoles S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099051 [Member] | Cemex S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Prologis Property Mexico S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | PRIO S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Banco BTG Pactual S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Vibra Energia S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | Falabella S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Eneva S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Latam Airlines Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000099051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000099051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000099051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000099053 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | China Hongqiao Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099053 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000099053 [Member] | Goldwind Science And Technology Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099053 [Member] | China Reinsurance Group Corp Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099053 [Member] | New China Life Insurance Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099053 [Member] | Shandong Gold Mining Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099053 [Member] | Baidu Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | People s Insurance Co Group of China The Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | China Coal Energy Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000099053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000099053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099053 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000099053 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000099053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000099053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000099053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099053 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000099054 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099054 [Member] | Suzuki Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Central Japan Railway Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Subaru Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Kansai Electric Power The Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099054 [Member] | Kandenko Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Inpex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Kajima Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Taisei Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099054 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000099054 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099054 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000099054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000099054 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099054 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099054 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099056 [Member] | JPMorgan Chase And Co Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099056 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Taisei Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099056 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Hyosung Heavy Industries Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Sumitomo Pharma Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000099056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000099056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000099056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000099056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000099056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000099056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099056 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099057 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099057 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000099057 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | Hyosung Heavy Industries Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | Hanwha Ocean Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099057 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099057 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Hyundai Mobis Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Korea Electric Power Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000099057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000099057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000099057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000111808 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111808 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000111808 [Member] | Aurubis AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111808 [Member] | RWE AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111808 [Member] | Bayerische Motoren Werke AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111808 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111808 [Member] | Mercedes Benz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111808 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111808 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111808 [Member] | Auto1 Group SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111808 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000111808 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000111808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000111808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000111808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000111808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111808 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111808 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000111810 [Member] | BKW AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | Adecco Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | SFS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111810 [Member] | EFG International AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111810 [Member] | Swatch Group The AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111810 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Swissquote Group Holding S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Avolta AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111810 [Member] | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111810 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000111810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000111810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000111810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000111810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000111810 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111811 [Member] | Tata Steel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | JSW Steel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Bajaj Auto Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Oil And Natural Gas Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Tata Motors Passenger Vehicles Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | NTPC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000111811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000111811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000111811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000111811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000111811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000111811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000111811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111812 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111812 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | M And G PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111812 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | St James s Place PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | International Consolidated Airlines Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000111812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000111812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000111812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000111812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000111812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000111812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000111812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000112036 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112036 [Member] | Hankook Tire And Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Migdal Insurance And Financial Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Baytex Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Aris Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Hyosung Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Modec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Toa Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Mitsui Mining And Smelting Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000112036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000112036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000112036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000112036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000112036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000112036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000112036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112037 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112037 [Member] | Ral Yatirim Holding A S [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | Bradespar S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | Thungela Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | JHSF Participacoes S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | Telkom S A SOC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | Petrosea Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | IOI Properties Group Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | EZconn Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112037 [Member] | Energi Mega Persada Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112037 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000112037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000112037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000112037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000112037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000112037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000112037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000112037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000112037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000112037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000147004 [Member] | Bank of America Corp Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147004 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147004 [Member] | ACS Actividades de Construccion y Servicios S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | UNIQA Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Aurubis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | RWE AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Deutsche Lufthansa AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000147004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000147004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000147004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000147004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000147004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000147004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000147004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%